UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited)
Shares	Security	Market Value

	COMMON STOCK - 77.64%
	AUTO MANUFACTURERS - 0.88%
3,700	Oshkosh Corp.	$ 133,459

	BANKS - 4.69%
18,200	Bank of America Corp.	276,276
2,400	Goldman Sachs Group, Inc.	356,928
3,300	SunTrust Banks, Inc.	80,289
		713,493
	BIOTECHNOLOGY - 0.24%
1,300	Dendreon Corp. *	36,010

	CHEMICALS - 7.40%
6,200	Agrium, Inc.	349,370
5,300	Monsanto Co.	402,164
700	Mosaic Co.	37,457
3,400	Potash Corp. of Saskatchewan, Inc.	337,790
		1,126,781
	COMPUTERS - 7.41%
1,700	Apple, Inc. *	326,604
6,600	Dell, Inc. *	85,140
3,000	EMC Corp. *	50,010
2,000	NetApp, Inc. *	58,260
5,400	Research In Motion Ltd. *	339,984
8,300	SanDisk Corp. *	210,986
4,000	STEC, Inc. *	56,080
		1,127,064
	DIVERSIFIED FINANCIAL SERVICES - 3.37%
17,500	Knight Capital Group, Inc. - Cl. A *	273,700
13,300	NASDAQ Group, Inc.*	239,267
		512,967
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.77%
3,100	American Superconductor Corp. *	117,862

	ENGINEERING & CONSTRUCTION - 2.53%
16,200	Chicago Bridge & Iron *	328,698
2,400	McDermott International, Inc. *	56,688
		385,386
	ENTERTAINMENT - 0.46%
3,800	International Game Technology	69,692

	FOOD - 0.99%
6,700	Safeway, Inc.	150,415

	FOREST PRODUCTS & PAPER - 0.30%
2,000	International Paper Co.	45,820

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Shares	Security	Market Value

	HEALTHCARE PRODUCTS - 0.99%
10,000	Hologic, Inc. *	$ 150,700

	HEALTHCARE SERVICES - 1.04%
1,500	Aetna, Inc.	44,955
1,900	CIGNA Corp.	64,163
1,500	UnitedHealth Group, Inc.	49,500
		158,618
	HOME FURNISHINGS - 0.50%
2,300	Sony Corp.	76,429

	INTERNET - 2.32%
3,800	Akamai Technologies, Inc. *	93,860
1,500	Amazon.com, Inc. *	188,115
1,700	Ebay, Inc. *	39,134
2,100	Yahoo!, Inc. *	31,521
		352,630
	IRON/STEEL - 3.46%
7,700	AK Steel Holding Corp.	156,618
5,100	Cliffs Natural Resources, Inc.	203,745
7,700	Steel Dynamics, Inc.	116,886
1,100	United States Steel Corp.	48,873
		526,122
	LODGING - 1.07%
10,500	Las Vegas Sands Corp. *	162,750

	MACHINERY - CONSTRUCTION & MINING - 1.74%
3,400	Joy Global, Inc.	155,516
5,600	Terex Corp. *	109,480
		264,996
	MACHINERY - DIVERSIFIED - 4.03%
4,000	Cummins, Inc.	180,640
4,800	Flowserve Corp.	432,816
		613,456
	MINING - 9.83%
4,700	Agnico-Eagle Mines Ltd.	238,149
13,800	Alcoa, Inc.	175,674
16,800	Coeur d'Alene Mines Corp. *	235,536
1,500	Freeport-McMoRan Copper & Gold	100,035
9,800	Goldcorp, Inc.	332,808
5,600	Newmont Mining Corp.	240,016
10,000	Silver Standard Resources, Inc. *	174,000
		1,496,218
	MISCELLANEOUS MANUFACTURING - 1.29%
12,200	General Electric Co.	196,176

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Shares	Security	Market Value

	OIL & GAS - 5.25%
3,200	Chesapeake Energy Corp.	$ 79,296
800	ENSCO International, Inc.	31,224
5,100	InterOil Corp. *	301,461
3,500	Nabors Industries Ltd. *	78,050
2,400	Southwestern Energy Co. *	102,912
1,800	Suncor Energy, Inc.	56,970
8,100	Valero Energy Corp.	149,202
		799,115
	OIL & GAS SERVICES - 1.35%
800	Baker Hughes, Inc.	36,224
5,800	Halliburton Co.	169,418
		205,642
	PHARMACEUTICALS - 3.71%
3,000	AmerisourceBergen Corp.	81,780
8,700	Bristol-Myers Squibb Co.	211,932
14,500	Pfizer, Inc.	270,570
		564,282
	PIPELINES - 0.95%
6,900	Williams Co., Inc.	143,796

	RETAIL - 1.54%
2,300	Home Depot, Inc.	64,423
1,500	Urban Outfitters, Inc. *	47,355
2,300	Wal-Mart Stores, Inc.	122,889
		234,667
	SEMICONDUCTORS - 6.68%
1,500	Broadcom Corp. *	40,080
13,600	Intel Corp.	263,840
6,200	MEMC Electronic Materials, Inc. *	77,996
19,900	Rambus, Inc. *	436,606
11,500	Tessera Technologies, Inc. *	197,455
		1,015,977
	SOFTWARE - 1.69%
13,700	Electronic Arts, Inc. *	223,036
1,200	Microsoft Corp.	33,816
		256,852
	TELECOMMUNICATIONS - 1.16%
1,600	Cisco Systems Inc. *	35,952
3,500	Corning Inc.	63,280
5,900	Leap Wireless International Inc. *	77,821
		177,053

	TOTAL COMMON STOCK	11,814,428
	( Cost - $11,714,338)

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS - 10.12%
15	Aetna, Inc.	$ 2,175
	Expiration January 2011, Exercise Price $22.50
47	Agnico-Eagle Mines Ltd.	39,010
	Expiration January 2011, Exercise Price $50.00
14	Agrium, Inc.	2,240
	Expiration January 2011, Exercise Price $35.00
48	Agrium, Inc.	53,280
	Expiration January 2011, Exercise Price $60.00
21	AK Steel Holding Corp.	5,145
	Expiration January 2011, Exercise Price $17.50
56	AK Steel Holding Corp.	22,400
	Expiration January 2011, Exercise Price $20.00
38	Akamai Technologies, Inc.	2,660
	Expiration January 2011, Exercise Price $15.00
51	Alcoa, Inc.	5,253
	Expiration January 2011, Exercise Price $10.00
87	Alcoa, Inc.	18,270
	Expiration January 2011, Exercise Price $12.50
15	Amazon.com, Inc.	30,900
	Expiration January 2011, Exercise Price $125.00
31	American Superconductor Corp.	12,710
	Expiration January 2011, Exercise Price $30.00
30	Amerisource Bergen Corp.	750
	Expiration January 2011, Exercise Price $17.50
15	Apple, Inc.	33,975
	Expiration January 2011, Exercise Price $180.00
2	Apple, Inc.	870
	Expiration January 2011, Exercise Price $120.00
8	Baker Hughes, Inc.	1,200
	Expiration January 2011, Exercise Price $30.00
26	Bank of America Corp.	1,768
	Expiration January 2011, Exercise Price $10.00
156	Bank of America Corp.	37,440
	Expiration January 2011, Exercise Price $15.00
20	Bristol-Myers Squibb Co.	1,260
	Expiration January 2011, Exercise Price $17.50
67	Bristol-Myers Squibb Co.	8,040
	Expiration January 2011, Exercise Price $20.00
15	Broadcom Corp.	3,225
	Expiration January 2011, Exercise Price $22.50

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 10.12%
32	Chesapeake Energy Corp.	$ 4,000
	Expiration January 2011, Exercise Price $17.50
45	Chicago Bridge & Iron Co. NV	3,825
	Expiration January 2011, Exercise Price $12.50
117	Chicago Bridge & Iron Co. NV	27,495
	Expiration January 2011, Exercise Price $17.50
19	CIGNA Corp.	1,995
	Expiration January 2011, Exercise Price $22.50
16	Cisco Systems, Inc.	1,552
	Expiration January 2011, Exercise Price $17.50
41	Cliffs Natural Resources, Inc.	6,970
	Expiration January 2011, Exercise Price $22.50
10	Cliffs Natural Resources, Inc.	2,050
	Expiration January 2011, Exercise Price $25.00
50	Coeur d'Alene Mines Corp.	27,000
	Expiration January 2011, Exercise Price $17.50
118	Coeur d'Alene Mines Corp.	86,140
	Expiration January 2011, Exercise Price $20.00
35	Corning, Inc.	4,375
	Expiration January 2011, Exercise Price $15.00
40	Cummins, Inc.	20,400
	Expiration January 2011, Exercise Price $40.00
66	Dell, Inc.	11,418
	Expiration January 2011, Exercise Price $12.50
13	Dendreon Corp.	5,915
	Expiration January 2011, Exercise Price $20.00
17	Ebay, Inc.	918
	Expiration January 2011, Exercise Price $15.00
137	Electronic Arts, Inc.	41,785
	Expiration January 2011, Exercise Price $17.50
30	EMC Corp.	1,770
	Expiration January 2011, Exercise Price $12.50
8	ENSCO International, Inc.	1,480
	Expiration January 2011, Exercise Price $30.00
48	Flowserve Corp.	48,960
	Expiration January 2011, Exercise Price $85.00
8	Freeport-McMoRan Copper & Gold, Inc.	4,000
	Expiration January 2011, Exercise Price $50.00
7	Freeport-McMoRan Copper & Gold, Inc.	4,550
	Expiration January 2011, Exercise Price $55.00
67	General Electric Co.	5,561
	Expiration January 2011, Exercise Price $12.50
55	General Electric Co.	9,075
	Expiration January 2011, Exercise Price $15.00
38	Goldcorp, Inc.	22,800
	Expiration January 2011, Exercise Price $35.00

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 10.12%
60	Goldcorp, Inc.	$ 45,900
	Expiration January 2011, Exercise Price $37.50
24	Goldman Sachs Group, Inc.	51,240
	Expiration January 2011, Exercise Price $155.00
15	Halliburton Co.	915
	Expiration January 2011, Exercise Price $17.50
43	Halliburton Co.	6,880
	Expiration January 2011, Exercise Price $22.50
100	Hologic, Inc.	22,000
	Expiration January 2011, Exercise Price $15.00
23	Home Depot, Inc.	2,990
	Expiration January 2011, Exercise Price $22.50
16	Intel Corp.	1,408
	Expiration January 2011, Exercise Price $15.00
120	Intel Corp.	20,400
	Expiration January 2011, Exercise Price $17.50
38	International Game Technology	9,120
	Expiration January 2011, Exercise Price $17.50
20	International Paper Co.	800
	Expiration January 2011, Exercise Price $12.50
51	InterOil Corp.	94,860
	Expiration January 2011, Exercise Price $65.00
34	Joy Global, Inc.	12,580
	Expiration January 2011, Exercise Price $35.00
175	Knight Capital Group, Inc. *	28,875
	Expiration January 2011, Exercise Price $15.00
84	Las Vegas Sands Corp.	19,152
	Expiration January 2011, Exercise Price $12.50
21	Las Vegas Sands Corp.	7,035
	Expiration January 2011, Exercise Price $15.00
59	Leap Wireless International, Inc.	21,830
	Expiration January 2011, Exercise Price $15.00
24	McDermott International, Inc.	3,360
	Expiration January 2011, Exercise Price $17.50
62	MEMC Electronic Materials, Inc.	24,118
	Expiration January 2011, Exercise Price $15.00
12	Microsoft Corp.	876
	Expiration January 2011, Exercise Price $20.00
16	Monsanto Co.	7,200
	Expiration January 2011, Exercise Price $65.00
19	Monsanto Co.	12,160
	Expiration January 2011, Exercise Price $19.00
18	Monsanto Co.	16,200
	Expiration January 2011, Exercise Price $75.00
7	Mosaic Co.	2,170
	Expiration January 2011, Exercise Price $40.00
35	Nabors Industries Ltd.	3,500
	Expiration January 2011, Exercise Price $15.00

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 10.12%
133	NASDAQ OMX Group, Inc.	$ 27,930
	Expiration January 2011, Exercise Price $17.50
20	NetApp, Inc.	1,300
	Expiration January 2011, Exercise Price $17.50
7	Newmont Mining Corp.	2,030
	Expiration January 2011, Exercise Price $35.00
9	Newmont Mining Corp.	3,285
	Expiration January 2011, Exercise Price $37.50
40	Newmont Mining Corp.	30,600
	Expiration January 2011, Exercise Price $45.00
37	Oshkosh Corp.	7,955
	Expiration January 2011, Exercise Price $25.00
145	Pfizer, Inc.	13,050
	Expiration January 2011, Exercise Price $15.00
21	Potash Corp. of Saskatchewan, Inc.	34,125
	Expiration January 2011, Exercise Price $100.00
13	Potash Corp. of Saskatchewan, Inc.	9,750
	Expiration January 2011, Exercise Price $80.00
33	Rambus, Inc.	14,355
	Expiration January 2011, Exercise Price $20.00
92	Rambus, Inc.	17,204
	Expiration January 2011, Exercise Price $15.00
74	Rambus, Inc.	21,386
	Expiration January 2011, Exercise Price $17.50
15	Research In Motion Ltd.	10,350
	Expiration January 2011, Exercise Price $55.00
24	Research In Motion Ltd.	21,720
	Expiration January 2011, Exercise Price $60.00
15	Research In Motion Ltd.	27,075
	Expiration January 2011, Exercise Price $75.00
67	Safeway, Inc.	5,360
	Expiration January 2011, Exercise Price $17.50
20	SanDisk Corp.	1,400
	Expiration January 2011, Exercise Price $75.00
63	SanDisk Corp.	17,010
	Expiration January 2011, Exercise Price $12.50
100	Silver Standard Resources, Inc.	51,000
	Expiration January 2011, Exercise Price $20.00
23	Sony Corp.	1,840
	Expiration January 2011, Exercise Price $22.50
24	Southwest Energy Co.	7,920
	Expiration January 2011, Exercise Price $35.00
40	STEC, Inc.	38,800
	Expiration January 2011, Exercise Price $22.50

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 10.12%
77	Steel Dynamics, Inc.	$ 20,405
	Expiration January 2011, Exercise Price $15.00
18	Suncor Energy, Inc.	7,200
	Expiration January 2011, Exercise Price $30.00
33	SunTrust Banks, Inc.	4,851
	Expiration January 2011, Exercise Price $17.50
56	Terex Corp.	9,520
	Expiration January 2011, Exercise Price $15.00
100	Tessera Technologies, Inc.	49,000
	Expiration January 2011, Exercise Price $20.00
15	Tessera Technologies, Inc.	10,200
	Expiration January 2011, Exercise Price $22.50
11	United States Steel Corp.	4,950
	Expiration January 2011, Exercise Price $35.00
15	UnitedHealth Group, Inc.	1,350
	Expiration January 2011, Exercise Price $22.50
15	Urban Outfitters, Inc.	825
	Expiration January 2011, Exercise Price $17.50
55	Valero Energy Corp.	6,545
	Expiration January 2011, Exercise Price $15.00
26	Valero Energy Corp.	5,564
	Expiration January 2011, Exercise Price $17.50
23	Wal-Mart Stores, Inc.	3,519
	Expiration January 2011, Exercise Price $45.00
69	Williams Co., Inc.	5,865
	Expiration January 2011, Exercise Price $15.00
21	Yahoo!, Inc.	1,827
	Expiration January 2011, Exercise Price $12.50
	TOTAL PURCHASED OPTIONS	1,539,240
	( Cost - $2,000,649)

	SHORT-TERM INVESTMENTS - 25.07%
Shares	MONEY MARKET FUND - 25.07%
3,814,893	HighMark 100% US Treasury Money Market Fund, 0.02% +	3,814,893
	TOTAL SHORT-TERM INVESTMENTS	3,814,893
	( Cost - $3,814,893)

	TOTAL INVESTMENTS - 112.83%
	( Cost - $17,529,880)	17,168,561
	CALL OPTIONS WRITTEN - (9.33%)	(1,419,145)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.50%)	(532,624)
	NET ASSETS - 100.00%	$ 15,216,792
	* Non-Income producing security.
	+ Variable rate security. Rate shown is as of January 31, 2010.

	At January 31, 2010, net unrealized depreciation on investment securities, for book purposes,
	was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:	$ 957,224
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:	(1,318,543)
	Net unrealized depreciation	$ (361,319)

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN
15	Aetna, Inc.	$ 6,600
	Expiration January 2011, Exercise Price $30.00
30	Agnico-Eagle Mines Ltd.	17,100
	Expiration January 2011, Exercise Price $60.00
17	Agnico-Eagle Mines Ltd.	7,820
	Expiration January 2011, Exercise Price $65.00
8	Agrium, Inc.	12,560
	Expiration January 2011, Exercise Price $45.00
6	Agrium, Inc.	7,320
	Expiration January 2011, Exercise Price $50.00
48	Agrium, Inc.	15,840
	Expiration January 2011, Exercise Price $75.00
77	AK Steel Holding Corp.	19,250
	Expiration January 2011, Exercise Price $25.00
38	Akamai Technologies, Inc.	25,650
	Expiration January 2011, Exercise Price $20.00
51	Alcoa, Inc.	7,191
	Expiration January 2011, Exercise Price $15.00
87	Alcoa, Inc.	6,960
	Expiration January 2011, Exercise Price $17.50
15	Amazon.com, Inc.	16,650
	Expiration January 2011, Exercise Price $150.00
31	American Superconductor Corp.	22,010
	Expiration January 2011, Exercise Price $40.00
30	AmerisourceBergen Corp.	16,500
	Expiration January 2011, Exercise Price $22.50
2	Apple, Inc.	9,730
	Expiration January 2011, Exercise Price $160.00
15	Apple, Inc.	28,500
	Expiration January 2011, Exercise Price $220.00
8	Baker Hughes, Inc.	7,520
	Expiration January 2011, Exercise Price $40.00
26	Bank of America Corp.	6,734
	Expiration January 2011, Exercise Price $15.00
156	Bank of America Corp.	14,508
	Expiration January 2011, Exercise Price $20.00
20	Bristol-Myers Squibb Co.	6,300
	Expiration January 2011, Exercise Price $22.50
67	Bristol-Myers Squibb Co.	11,725
	Expiration January 2011, Exercise Price $25.00
15	Broadcom Corp.	4,050
	Expiration January 2011, Exercise Price $30.00
15	Chesapeake Energy Corp.	8,715
	Expiration January 2011, Exercise Price $22.50
17	Chesapeake Energy Corp.	6,647
	Expiration January 2011, Exercise Price $25.00

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
45	Chicago Bridge & Iron	$ 23,400
	Expiration January 2011, Exercise Price $17.50
117	Chicago Bridge & Iron	33,345
	Expiration January 2011, Exercise Price $22.50
19	CIGNA Corp.	13,680
	Expiration January 2011, Exercise Price $30.00
16	Cisco Systems, Inc.	2,608
	Expiration January 2011, Exercise Price $25.00
41	Cliffs Natural Resources, Inc.	59,040
	Expiration January 2011, Exercise Price $30.00
10	Cliffs Natural Resources, Inc.	10,500
	Expiration January 2011, Exercise Price $35.00
50	Coeur d'Alene Mines Corp.	6,250
	Expiration January 2011, Exercise Price $22.50
118	Coeur d'Alene Mines Corp.	10,620
	Expiration January 2011, Exercise Price $25.00
35	Corning, Inc.	5,775
	Expiration January 2011, Exercise Price $20.00
40	Cummins, Inc.	20,000
	Expiration January 2011, Exercise Price $50.00
66	Dell, Inc.	3,498
	Expiration January 2011, Exercise Price $17.50
13	Dendreon Corp.	9,620
	Expiration January 2011, Exercise Price $30.00
17	Ebay, Inc.	8,330
	Expiration January 2011, Exercise Price $20.00
137	Electronic Arts, Inc.	8,220
	Expiration January 2011, Exercise Price $22.50
30	EMC Corp.	5,100
	Expiration January 2011, Exercise Price $17.50
8	ENSCO International, Inc.	4,320
	Expiration January 2011, Exercise Price $40.00
48	Flowserve Corp.	37,440
	Expiration January 2011, Exercise Price $105.00
8	Freeport-McMoRan Copper & Gold	10,040
	Expiration January 2011, Exercise Price $65.00
7	Freeport-McMoRan Copper & Gold	5,915
	Expiration January 2011, Exercise Price $75.00
67	General Electric Co.	8,643
	Expiration January 2011, Exercise Price $17.50
55	General Electric Co.	3,465
	Expiration January 2011, Exercise Price $20.00
98	Goldcorp, Inc.	22,050
	Expiration January 2011, Exercise Price $45.00

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
24	Goldman Sachs Group, Inc.	$ 15,000
	Expiration January 2011, Exercise Price $190.00
15	Halliburton Co.	13,875
	Expiration January 2011, Exercise Price $22.50
43	Halliburton Co.	18,275
	Expiration January 2011, Exercise Price $30.00
100	Hologic, Inc.	7,000
	Expiration January 2011, Exercise Price $20.00
23	Home Depot, Inc.	4,025
	Expiration January 2011, Exercise Price $30.00
16	Intel Corp.	2,976
	Expiration January 2011, Exercise Price $20.00
120	Intel Corp.	12,000
	Expiration January 2011, Exercise Price $22.50
38	International Game Technology	2,470
	Expiration January 2011, Exercise Price $25.00
20	International Paper Co.	13,400
	Expiration January 2011, Exercise Price $17.50
51	InterOil Corp.	56,610
	Expiration January 2011, Exercise Price $80.00
34	Joy Global, Inc.	30,600
	Expiration January 2011, Exercise Price $45.00
175	Knight Capital Group, Inc.	9,625
	Expiration January 2011, Exercise Price $20.00
84	Las Vegas Sands Corp.	26,040
	Expiration January 2011, Exercise Price $17.50
21	Las Vegas Sands Corp.	4,893
	Expiration January 2011, Exercise Price $20.00
59	Leap Wireless International, Inc.	5,900
	Expiration January 2011, Exercise Price $20.00
24	McDermott International, Inc.	10,800
	Expiration January 2011, Exercise Price $22.50
62	MEMC Electronic Materials, Inc.	4,030
	Expiration January 2011, Exercise Price $20.00
12	Microsoft Corp.	3,840
	Expiration January 2011, Exercise Price $27.50
16	Monsanto Co.	11,184
	Expiration January 2011, Exercise Price $80.00
37	Monsanto Co.	15,133
	Expiration January 2011, Exercise Price $90.00
7	Mosaic Co.	8,820
	Expiration January 2011, Exercise Price $50.00
35	Nabors Industries Ltd.	18,200
	Expiration January 2011, Exercise Price $20.00
133	NASDAQ, Inc.	13,300
	Expiration January 2011, Exercise Price $22.50

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
20	NetApp, Inc.	$ 13,800
	Expiration January 2011, Exercise Price $25.00
7	Newmont Mining Corp.	3,115
	Expiration January 2011, Exercise Price $47.50
9	Newmont Mining Corp.	3,285
	Expiration January 2011, Exercise Price $50.00
40	Newmont Mining Corp.	9,800
	Expiration January 2011, Exercise Price $55.00
37	Oshkosh Corp.	37,370
	Expiration January 2011, Exercise Price $30.00
145	Pfizer, Inc.	17,400
	Expiration January 2011, Exercise Price $20.00
12	Potash Corp. of Saskatchewan, Inc.	15,900
	Expiration January 2011, Exercise Price $105.00
1	Potash Corp. of Saskatchewan, Inc.	1,115
	Expiration January 2011, Exercise Price $110.00
21	Potash Corp. of Saskatchewan, Inc.	18,123
	Expiration January 2011, Exercise Price $120.00
33	Rambus, Inc.	15,180
	Expiration January 2011, Exercise Price $25.00
54	Rambus, Inc.	33,750
	Expiration January 2011, Exercise Price $20.00
112	Rambus, Inc.	57,680
	Expiration January 2011, Exercise Price $22.50
15	Research In Motion Ltd.	2,280
	Expiration January 2011, Exercise Price $70.00
15	Research In Motion Ltd.	11,325
	Expiration January 2011, Exercise Price $100.00
20	Research In Motion Ltd.	11,900
	Expiration January 2011, Exercise Price $75.00
4	Research In Motion Ltd.	1,820
	Expiration January 2011, Exercise Price $80.00
67	Safeway, Inc.	15,410
	Expiration January 2011, Exercise Price $22.50
20	SanDisk Corp.	19,500
	Expiration January 2011, Exercise Price $17.50
63	SanDisk Corp.	35,280
	Expiration January 2011, Exercise Price $25.00
100	Silver Standard Resources, Inc.	17,000
	Expiration January 2011, Exercise Price $25.00
23	Sony Corp.	13,570
	Expiration January 2011, Exercise Price $30.00
24	Southwest Energy Co.	14,400
	Expiration January 2011, Exercise Price $45.00

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
40	STEC, Inc.	$ 3,200
	Expiration January 2011, Exercise Price $30.00
77	Steel Dynamics, Inc.	10,010
	Expiration January 2011, Exercise Price $20.00
18	Suncor Energy, Inc.	3,510
	Expiration January 2011, Exercise Price $40.00
33	SunTrust Banks, Inc.	16,665
	Expiration January 2011, Exercise Price $22.50
56	Terex Corp.	20,160
	Expiration January 2011, Exercise Price $20.00
100	Tessera Technologies, Inc.	13,000
	Expiration January 2011, Exercise Price $25.00
15	Tessera Technologies, Inc.	870
	Expiration January 2011, Exercise Price $30.00
11	United States Steel Corp.	9,350
	Expiration January 2011, Exercise Price $45.00
15	UnitedHealth Group, Inc.	9,375
	Expiration January 2011, Exercise Price $30.00
15	Urban Outfitters, Inc.	13,050
	Expiration January 2011, Exercise Price $25.00
55	Valero Energy Corp.	11,990
	Expiration January 2011, Exercise Price $20.00
26	Valero Energy Corp.	3,458
	Expiration January 2011, Exercise Price $22.50
23	Wal-Mart Stores, Inc.	3,243
	Expiration January 2011, Exercise Price $60.00
69	Williams Co., Inc.	24,426
	Expiration January 2011, Exercise Price $20.00
21	Yahoo!, Inc.	2,100
	Expiration January 2011, Exercise Price $17.50
	TOTAL CALL OPTIONS WRITTEN	1,419,145
	(Proceeds - $ 1,762,478)
Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2010 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,814,428	$ -	$ -	$ 11,814,428
Short -Term Investments	3,814,893	-	-	3,814,893
Options	1,539,240	-	-	1,539,240
Total	$ 17,168,561	$ -	$ -	$ 17,168,561

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 1,419,145	$ -	$ -	$ 1,419,145
Total	$ 1,419,145	$ -	$ -	$ 1,419,145

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/26/10